Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consist of the following:

	March 31,	December 31,
(In thousands)	2018	2017
Payroll and related expenses	$59,885	$70,724
Interest	45,034	19,858
Gaming liabilities	53,138	55,961
Player loyalty program liabilities	24,100	24,489
Advance deposits	22,240	18,922
Outstanding chip liability	4,570	4,928
Dividend payable	5,635	5,632
Other accrued liabilities	65,474	54,632
Total accrued liabilities	$280,076	$255,146